Segment Information - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2018 Segment Customer	Jun. 30, 2017
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Number of customers amounting 10% or more of revenues | Customer	0
Sales Revenue [Member] | Geographic Concentration Risk [Member] | Argentina [Member]
Segment Reporting Information [Line Items]
Percentage of revenue generated by subsidiary	25.00%	23.00%
Sales Revenue [Member] | Geographic Concentration Risk [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Percentage of revenue generated by subsidiary	30.00%	28.00%
Sales Revenue [Member] | Geographic Concentration Risk [Member] | Uruguay [Member]
Segment Reporting Information [Line Items]
Percentage of revenue generated by subsidiary	27.00%	32.00%